LEASE - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Sep. 30, 2019
LEASE
Weighted average remaining lease term (years):- Finance leases	15 years 6 months
Weighted average remaining lease term (years):- Operating leases	12 years 8 months 12 days
Weighted average discount rate:- Finance leases	6.87%
Weighted average discount rate:- Operating leases	6.33%